Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Net Loss Per Share
19.	Net Loss Per Share

As the Group incurred losses for the years ended December 31, 2022, 2023 and 2024, the potential ordinary shares including unvested restricted shares of 3,573,750, 3,880,000 and 25,905,000 were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

Effective on January 26, 2024, the Company changed the ratio of the ADSs to Class A ordinary shares from the then ADS ratio of one ADS to sixteen (16) Class A ordinary shares to a new ADS ratio of one ADS representing two hundred and forty (240) Class A ordinary shares.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31
	2022	2023	2024
Numerator:
Net loss attributable to TokenCat Limited’s shareholders	(166,490)	(82,971)	(187,991)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	319,539,180	406,802,365	520,221,825
Basic and diluted net loss per share attributable to TokenCat Limited’s shareholders	(0.52)	(0.20)	(0.36)